First Trust Short Duration Managed Municipal ETF Shareholder Fees	Jul. 31, 2025
First Trust Short Duration Managed Municipal ETF | First Trust Short Duration Managed Municipal ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%